Summary of Significant Accounting Policies - Employee Benefit Plans (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Employee benefit plans
Expense due to employee benefit plans	¥ 3,520,114	¥ 10,210,835	¥ 5,613,312
Cost of revenues
Employee benefit plans
Expense due to employee benefit plans	78,381	2,363,553	79,280
Research and development
Employee benefit plans
Expense due to employee benefit plans	2,296,392	2,468,898	3,232,457
Sales and marketing
Employee benefit plans
Expense due to employee benefit plans	334,628	2,077,128	771,479
General and administrative
Employee benefit plans
Expense due to employee benefit plans	¥ 810,713	¥ 3,301,256	¥ 1,530,096